May 28, 2020
UP Fintech China-U.S. Internet Titans ETF
UP Fintech China-U.S. Internet Titans ETF
TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF (TTTN)

May 28, 2020

Supplement to the
Prospectus and Summary Prospectus
each dated January 25, 2020

Effective immediately, the following disclosure is supplementally added to the "Principal Risks" section on pages 2-7 of the Summary Prospectus:

Principal Risks
Market Turbulence Resulting from COVID-19 Risk. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on investments in the Fund.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.